IPP SOLAR PARKS, INVESTMENT PROPERTY - Secured borrowings and impairment (Details) $ in Thousands		12 Months Ended
	Oct. 30, 2018 item	Dec. 31, 2018 USD ($) subsidiary item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Borrowings		$ 256,757	$ 249,729
Impairment provided for the year		$ 4,541	5,221	$ 2,151
Number of subsidiaries disposed | subsidiary		2
Number of IPP solar parks disposed | item	4	4
Secured
Borrowings		$ 252,896	244,030
IPP solar parks | Greece
Impairment provided for the year				2,200
IPP solar parks | Uruguay
Impairment provided for the year			2,800
IPP solar parks | USA
Impairment provided for the year			2,300
IPP solar parks | Latin America
Impairment provided for the year		4,500
IPP solar parks | Secured
Carrying amounts of solar parks pledged to secure borrowings		344,300	277,400	215,600
Borrowings		$ 252,900	$ 244,000	$ 150,600